Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Fixed maturities, at fair value (amortized cost: 2016, $13,386,557; 2015, $13,313,819)	$ 13,432,501	$ 13,448,262
Short-term investments, at fair value (amortized cost: 2016, $21,697; 2015, $46,689)	21,697	46,688
Equities, at fair value (cost: 2016, $28,376; 2015, $418,428)	38,626	443,861
Other invested assets	1,075,637	399,204
Total investments	14,568,461	14,338,015
Funds held–directly managed (cost: 2016, $510,057; 2015, $537,661)	511,324	539,743
Cash and cash equivalents	1,773,328	1,577,097
Accrued investment income	112,580	141,672
Reinsurance balances receivable	2,492,069	2,428,020
Reinsurance recoverable on paid and unpaid losses	331,704	282,916
Funds held by reinsured companies	685,069	657,815
Deferred acquisition costs	597,239	629,372
Deposit assets	74,273	88,152
Net tax assets	194,170	102,596
Goodwill	456,380	456,380
Intangible assets	107,092	133,011
Other assets	35,105	31,254
Total assets	21,938,794	21,406,043
Liabilities
Non-life reserves	8,985,434	9,064,711
Life and health reserves	1,984,096	2,051,935
Unearned premiums	1,623,796	1,644,757
Other reinsurance balances payable	281,973	246,089
Deposit liabilities	15,026	44,420
Net tax liabilities	166,113	218,652
Accounts payable, accrued expenses and other	849,572	411,539
Debt related to senior notes	1,273,883	750,000
Debt related to capital efficient notes	70,989	70,989
Total liabilities	15,250,882	14,503,092
Shareholders’ Equity
Common shares (2016, par value $0.00000001; issued: 100,000,000 shares; 2015, par value $1.00; issued: 87,237,220 shares)	0	87,237
Preferred shares (par value $1.00; issued and outstanding: 2016, 28,169,062 shares; 2015, 34,150,000 shares; aggregate liquidation value: 2016, $704,227; 2015, $853,750)	28,169	34,150
Additional paid-in capital	2,396,530	3,982,147
Accumulated other comprehensive loss	(74,569)	(83,283)
Retained earnings	4,337,782	6,146,802
Common shares held in treasury, at cost (2016, nil shares; 2015, 39,303,068 shares)	0	(3,266,552)
Total shareholders’ equity attributable to PartnerRe Ltd.	6,687,912	6,900,501
Noncontrolling interests	0	2,450
Total shareholders’ equity	6,687,912	6,902,951
Total liabilities and shareholders’ equity	$ 21,938,794	$ 21,406,043